INTANGIBLE ASSETS, NET	12 Months Ended
Sep. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
NOTE 10. INTANGIBLE ASSETS, NET

	As of September 30, 2014	As of September 30, 2013
	US$(’000)	US$(’000)
Land-use rights	$689	$690
Less: accumulated amortization	(78)	(58)
	$611	$632

Amortization expenses for the years ended September 30, 2014, 2013 and 2012 were US $20,004, US$19,703 and US$19,412 respectively . Estimated amortization expense relating to the existing intangible assets for the aggregated and each of the next five years and thereafter are as follows:

For the years ended	US$ (’000)
September 30, 2015	$20
September 30, 2016	20
September 30, 2017	20
September 30, 2018	20
September 30, 2019	20
Thereafter	511
Total	$611